LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Loss Per Share
Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2020		2019		2018
	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company

Number of shares and loss	28,158,179	(23,374)	25,754,297	(18,112)	25,753,411	(20,758)

*)
To compute diluted loss per share, potential ordinary shares (detailed below) have not been taken into account due to their anti-dilutive effect:
137,977 warrants
4,030,702 options to employees under share-based payment plans